Debt (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Summary of Debt

	Interest rate	Maturity	Principal	December 31 2020	December 31 2019
Syndicated Credit Agreement (a)
Syndicated facility	Prime + 2.5%	Aug 27, 2021	74,000	—	82,910
Operating facility	Prime + 2.5%	Aug 27, 2021	5,330	—	—
Term Debt Facility (b)
First tranche	9.75%	Jul 27, 2023	115,000	—	95,003
				—	177,913

Current portion				—	177,913
Long term				—	—

Summary of Syndicated Credit Agreement
As at	December 31, 2020	December 31, 2019
Principal value of debt	—	84,000
Transaction costs	—	(1,313)
Accretion	—	223
	—	82,910

Summary of Term Debt Facility
As at	December 31, 2020	December 31, 2019
Principal value of debt	—	115,000
Transaction costs	—	(9,461)
Accretion	—	3,397
Fair value assigned to warrants, at issuance	—	(13,933)
	—	95,003